Business acquisitions and combinations	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business acquisitions and combinations	Business acquisitions and combinations
Iowa Northern Railway Company
On December 6, 2023, the Company acquired the shares of the Iowa Northern Railway Company (IANR), a Class III short-line railroad that owns and leases approximately 175 route miles in northeast Iowa that are connected to CN’s U.S. rail network. CN paid US$230 million ($312 million), including transaction costs to date. IANR serves upper Midwest agricultural and industrial markets covering many goods, including biofuels and grain. This transaction represents a meaningful opportunity to support the growth of local business by creating single-line service to North American destinations, while preserving access to existing carrier options.

The shares of IANR were deposited into an independent voting trust while the U.S Surface Transportation Board (STB) considered the Company's application to acquire control of IANR. During the trust period, IANR continued to be operated under its current management and the Company could not exercise day-to-day control. As a result, the Company recorded its investment in IANR at its acquisition cost under the equity method of accounting.
On January 14, 2025, the STB issued a final decision approving CN’s application to acquire control of IANR, subject to certain conditions. The Company assumed control of IANR on March 1, 2025 (Control Date) and began consolidating IANR on that date, accounting for the acquisition as a business combination achieved in stages. The Company derecognized its previously held equity method investment in IANR of $320 million as of March 1, 2025 and remeasured the investment at its Control Date fair value of $344 million resulting in a net remeasurement gain of $24 million recorded in Other income in the Consolidated Statements of Income. The fair value of the previously held equity interest in IANR was determined through the use of a discounted cash flow approach, which incorporated the Company’s best estimates of various assumptions including, but not limited to, discount rates and terminal growth rates and multiples.

The Company's Consolidated Balance Sheet includes the assets and liabilities of IANR as of the Control Date, and since that time, IANR’s results of operations have been included in the Company's results of operations. The Company has not provided pro forma information relating to the pre-control date period as the acquisition was not material.

The following table summarizes the final purchase price allocation with the fair value at the Control Date of the previously held equity interest in IANR, as well as the amounts recognized for the identifiable assets acquired and liabilities assumed on the Control Date:

(in millions)	March 1, 2025
Consideration
Fair value of previously held equity method investment (1)	$344
Recognized amounts of identifiable assets acquired and liabilities assumed (1)
Current assets	$10
Properties	426
Other non-current assets	10
Current liabilities	(20)
Deferred income tax liabilities	(90)
Other non-current liabilities	(23)
Total identifiable net assets (2)	$313
Goodwill (3)	$31
(1)As at the Control Date, the Company's fair value of the previously held equity interest in IANR and the related purchase price allocation was preliminary and subject to change over the measurement period, permitted to be up to one year from the Control Date. In the fourth quarter of 2025, based on updated information available to the Company, the fair value of net assets acquired was increased by $2 million to reflect changes to certain assets and liabilities which were insignificant, resulting in a decrease to Goodwill for the same amount. The Company’s fair value of the previously held equity interest in IANR and the purchase price allocation is now final.
(2)Includes operating lease right-of-use assets and liabilities. There were no identifiable intangible assets.
(3)The goodwill acquired through the business combination is mainly attributable to the premium of an established business operation. The goodwill is not deductible for tax purposes.

The final fair values of Properties were determined using valuation techniques including the market approach and the cost approach. The significant assumptions used to determine the final fair value of Properties were mostly related to a selection of comparable assets and inflation.

2023
Cape Breton & Central Nova Scotia Railway
On November 1, 2023, the Company acquired from Genesee & Wyoming Inc. a stake in the Cape Breton & Central Nova Scotia Railway (CBNS), a Class III short-line railroad that owns approximately 150 route miles. CN paid $78 million in cash, net of cash acquired and including working capital adjustments. The acquisition was accounted for as a business combination. As a result, the Company’s Consolidated Balance Sheets included the net assets of CBNS as of November 1, 2023, which were comprised of $101 million in fair value of properties mostly track and roadway assets, partly offset by $18 million in deferred tax liabilities. The remaining net assets were comprised of current assets and liabilities which were individually insignificant and there were no identifiable intangible assets. No goodwill was recognized. The Company's purchase price allocation is now final and the resulting differences compared to what was estimated were insignificant. The Company has not provided pro forma information related to prior periods and other disclosures as it was not material.